Contingencies - Additional Information (Detail) - Threatened Litigation [Member] - Proposed Foreign Corrupt Practices Act Settlement [Member] $ in Millions	Oct. 27, 2014 USD ($)
Loss Contingencies [Line Items]
Litigation Settlement Interest	$ 4.7
Litigation Settlement penalties	$ 0.4